Government Bonds, Long-Term Notes Receivable And Other Assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Government Bonds, Long-Term Notes Receivable And Other Assets	GOVERNMENT BONDS, LONG-TERM NOTES RECEIVABLE AND OTHER ASSETS
A.    Government bonds

The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of December 31, 2023 and 2022:

	2023		2022
Government bonds (1)	Ps.	64,132,418	Ps.	110,179,517
Less: current portion of Government Bonds, net of expected credit losses	28,637,314		46,526,257
Total long-term notes receivable	Ps.	35,495,104	Ps.	63,653,260
(1)As of December 31, 2023 and 2022, includes an expected credit loss of Ps. 5,595 and Ps. 9,717, respectively.
As of November 19, 2020, the value of the Government Bonds was Ps. 128,786,611, and the liability was Ps. 95,597,610.
On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps. 95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds were transferred to the FOLAPE for payments related to its pension and retirement plan obligations.
During the period from January 1 to December 31, 2023, interest income generated by the Government Bonds amounted to Ps. 7,426,089, of which Petróleos Mexicanos received payments in the amount of Ps. 8,052,642. During the period from January 1 to December 31, 2022, interest income generated by the Government Bonds amounted to Ps. 7,534,938, of which Petróleos Mexicanos received payments in the amount of Ps. 7,455,715.
As of December 31, 2023 and the Government Bonds consist of 12 series of development bonds (D Bonds, M Bonds and UDI Bonds) issued by the SHCP with maturities between 2024 and 2026, at nominal value of Ps. 63,875,778.
As of December 31, 2022 the Government Bonds consisted of 17 series of development bonds (D Bonds, M Bonds and UDI Bonds) issued by the SHCP with maturities between 2023 and 2026, at nominal value of Ps. 102,492,032 and Ps. 913,482 in UDIs.
As of December 31, 2023 and 2022, the fair value of the transferred assets was Ps. 62,731,992 and Ps. 108,062,414, respectively and the fair value of the associated liabilities was Ps. 49,317,793 and Ps. 82,372,990, respectively, resulting in a net position of Ps. 13,414,199 and Ps. 25,689,424, respectively.
As of December 31, 2023 and 2022, the recorded liability was Ps. 59,364,989 (Ps. 58,741,483 of principal and Ps. 623,506 of interest) and Ps. 90,577,596 (Ps. 89,739,938 of principal and Ps. 837,658 of interest), respectively (see Note 16).
The roll-forward of the Mexican Bonds is as follows:

	December 31,
	2023		2022
Balance as of the beginning of the year	Ps.	110,179,517	Ps.	110,855,356
Government Bonds collected (1)	(45,849,715)		—
Accrued interests	7,426,089		7,534,938
Interests received from bonds	(8,052,642)		(7,455,715)
Impact of the valuation of bonds in UDIs	(445,787)		491,975
Amortized cost	870,834		(1,250,358)
Reversal of impairment of bonds	4,122		3,321
Balance at the end of the year	Ps.	64,132,418	Ps.	110,179,517
(1)During 2023, Mexican Government Bonds were collected in March, August, November and December.
B.    Long-term notes receivable
As of December 31, 2023 and 2022, the balance of long-term notes receivable was Ps. 1,179,706 and Ps. 1,334,126 and includes Ps. 736,605 and Ps. 783,999, respectively, of collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Mercantil del Norte, S.A.
C.    Other assets
At December 31, 2023 and 2022, the balance of other assets was as follows:

	December 31,
	2023		2022
Payments in advance (1)	Ps.	5,907,464	Ps.	26,515,825
Other	3,353,985		2,565,824
Insurance	1,352,643		1,621,076
Total other assets	Ps.	10,614,092	Ps.	30,702,725
(1)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, through PTI ID.